CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Income / (loss) before tax	$ 9,292	$ 18,874	$ 13,420
Depreciation, amortisation and net impairment losses	13,204	9,249	8,644
Exploration expenditures written off	777	357	(8)
(Gains) losses on foreign currency transactions and balances	(224)	166	(127)
(Gains) losses on sales of assets and businesses	(1,187)	(648)	395
(Increase) decrease in other items related to operating activities	1,016	(526)	(884)
(Increase) decrease in net derivative financial instruments	(595)	409	19
Interest received	215	176	148
Interest paid	(723)	(441)	(622)
Cash flows provided by operating activities before taxes paid and working capital items	21,776	27,615	20,985
Taxes paid	(8,286)	(9,010)	(5,766)
(Increase) decrease in working capital	259	1,090	(417)
Cash flows provided by operating activities	13,749	19,694	14,802
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations	(2,274)	(3,557)	0
Capital expenditures and investments	(10,204)	(11,367)	(10,755)
(Increase) decrease in financial investments	(1,012)	1,358	592
(Increase) decrease in derivatives financial instruments	298	238	(439)
(Increase) decrease in other items interest bearing	(10)	343	79
Proceeds from sale of assets and businesses	2,608	1,773	406
Cash flows used in investing activities	(10,594)	(11,212)	(10,117)
Cash flows from (used in) financing activities [abstract]
New finance debt	984	998	0
Repayment of finance debt	(2,419)	(2,875)	(4,775)
Dividend paid	(3,342)	(2,672)	(1,491)
Share buy-back	(442)	0	0
Net current finance debt and other	(277)	(476)	444
Cash flows provided by (used in) financing activities	(5,497)	(5,024)	(5,822)
Net increase (decrease) in cash and cash equivalents	(2,341)	3,458	(1,137)
Effect of exchange rate changes on cash and cash equivalents	(38)	(292)	436
Cash and cash equivalents at the beginning of the period (net of overdraft)	7,556	4,390	5,090
Cash and cash equivalents at the end of the period (net of overdraft)	$ 5,177	$ 7,556	$ 4,390